Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of intangible assets
Intangible assets at beginning	€ 39,972
Intangible assets at ending	46,608	€ 39,972
Development cost
Disclosure of intangible assets
Intangible assets at beginning	39,465
Additions		15,500
Intangible assets at ending	46,143	39,465
Patents and licenses
Disclosure of intangible assets
Intangible assets at beginning	507
Intangible assets at ending	465	507
Cost
Disclosure of intangible assets
Intangible assets at beginning	41,664	26,201
Additions	8,085	15,463
Other	(487)
Intangible assets at ending	49,262	41,664
Cost | Development cost
Disclosure of intangible assets
Intangible assets at beginning	41,073	25,610
Additions	8,085	15,463
Other	(487)
Intangible assets at ending	48,671	41,073
Cost | Patents and licenses
Disclosure of intangible assets
Intangible assets at beginning	591	591
Intangible assets at ending	591	591
Amortization
Disclosure of intangible assets
Intangible assets at beginning	(1,692)	(879)
Amortization	(962)	(813)
Intangible assets at ending	(2,654)	(1,692)
Amortization | Development cost
Disclosure of intangible assets
Intangible assets at beginning	(1,608)	(837)
Amortization	(920)	(771)
Intangible assets at ending	(2,528)	(1,608)
Amortization | Patents and licenses
Disclosure of intangible assets
Intangible assets at beginning	(84)	(42)
Amortization	(42)	(42)
Intangible assets at ending	€ (126)	€ (84)